Income Taxes - Income (loss) before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income/(loss) before income taxes
PRC	¥ (42,371)	$ (6,649)	¥ 103,301	¥ 23,514
Non-PRC	(317,544)	(49,830)	134,549	94,387
Income/(loss) before income taxes	¥ (359,915)	$ (56,479)	¥ 237,850	¥ 117,901